Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule of class A common stock reflected on the balance sheet are reconciled [Abstract]
Gross Proceeds			$ 138,312,300		$ 138,312,300
Proceeds allocated to equity rights			(760,718)		(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption			(9,509,534)		(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	$ 179,029	$ 120,011	12,344,937	$ 3,483,582	12,344,937
Contingently redeemable Class A common stock subject to possible redemption	$ 18,582,427	$ 18,403,398	$ 140,386,985	18,283,387	$ 140,386,985
Less:
Redemptions of Class A common stock				$ (125,587,180)